Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2026	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Dec. 31, 2023
Convertible Notes [Line Items]
Unsecured promissory note amount									$ 22,700
Fair value of derivative liability									$ 37	$ 31
Common stock, shares issued (in Shares)	106,253,742		106,253,742			106,253,742			13,118,276	24,788,845
Make-whole derivative liability									$ 40
Change in fair value									1,000
Change in fair value of the make-whole derivative liability						8
Amortization of debt discount						$ 862	180		625	$ 495
Converted shares	13,118,276
Debt extinguishment									$ 10,100
Conversion Agreement [Member]
Convertible Notes [Line Items]
Fair value of derivative liability											$ 1,000	$ 1,000
Termination Agreement [Member]
Convertible Notes [Line Items]
Shares price per shares	$ 3	$ 3	$ 3			$ 3
Common stock, shares issued (in Shares)		277,696
Change in fair value		$ 833				$ 833
Legacy Ionetix’S Series F Redeemable Convertible Preferred Stock [Member]
Convertible Notes [Line Items]
Shares price per shares											$ 1.4
Series F Redeemable Convertible Preferred Stock [Member]
Convertible Notes [Line Items]
Converted shares									16,221,980
2023 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount										10,000
2024 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount										10,000
Interest expense									$ 949	508
Fair value of derivative liability									75	44
Contractual interest									679	357
Amortization of debt discount									270	151
2023 Notes and 2024 Note [Member]
Convertible Notes [Line Items]
Interest expense				388	$ 682		793	$ 700
Changes in fair value of the embedded conversion featur				$ 5			$ 8
Make-Whole Provision [Member]
Convertible Notes [Line Items]
Fair value of derivative liability									$ 40
Convertible Promissory Notes [Member] | Conversion Agreement [Member]
Convertible Notes [Line Items]
Conversion price											$ 1.4
Convertible Promissory Notes [Member] | 2023 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount													$ 10,000
Accrue Interest Percentage									7.00%
Convertible Promissory Notes [Member] | 2024 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount									$ 10,000	$ 10,000
Accrue Interest Percentage									8.00%